Note 3 - Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value.
Impairment over fair value of affected investments	1.45%	0.34%
Proceeds from Sale of Securities, Operating Activities	$ 265,977	$ 3,085,237	$ 0
Available-for-sale Securities, Gross Realized Gains	1,296	24,157
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	11,399,450	13,795,000	9,254,950
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	7,869	1,231	5,113
Available-for-sale Securities, Gross Realized Losses		$ 12,345